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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07597

                          Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2006 through December 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                    TAX FREE
                                     INCOME
                                      FUND

                                     Annual
                                     Report

                                    12/31/06


                                 [LOGO]PIONEER
                                       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                 2

Portfolio Management Discussion                                       4

Portfolio Summary                                                     7

Prices and Distributions                                              8

Performance Update                                                    9

Comparing Ongoing Fund Expenses                                      13

Schedule of Investments                                              15

Financial Statements                                                 31

Notes to Financial Statements                                        40

Report of Independent Registered Public Accounting Firm              47

Factors Considered by the Independent Trustees in Approving
the Management Contract                                              48

Trustees, Officers and Service Providers                             54

                                                                      Chairman's

Dear Shareowner,
--------------------------------------------------------------------------------
As the global economy reacted to good and bad news of 2006, overall it managed to keep chugging along with fairly stable growth. Looking back, the economic stories included slowing economic growth bringing monetary tightening to an end in the United States, price action in oil and other commodity markets threatening to unsettle global growth and inflation, geopolitical uncertainties and corporate earnings growth surpassing market expectations.

Global growth surpassed most analyst expectations in 2006. The International Monetary Fund estimates world output increased by 5.1% in 2006, up from 4.9% in 2005 and above the 3.7% average annual pace of growth of the previous 20 years. Growth is estimated to slow modestly in 2007 but to remain well above the long-term average.

U.S. economic growth slowed gradually over 2006, with estimated full-year growth of GDP of 3.3%, modestly below 2005 growth but still strong enough to lower the unemployment rate to 4.5%. While many observers were concerned that a weakening housing sector could be a drag on consumer spending, the consumer has shown resilience supported by a strong labor market and associated income growth and by oil and gasoline prices falling from record highs in the second half of the year. Corporate America has also proved resilient in the face of the slowing housing sector, with business investment growing at its fastest rate since 2000.

The Federal Reserve stopped increasing interest rates in mid-2006, but has retained its bias to raise rates, reflecting upside risks to inflation, particularly from the tight labor market, and confidence that the economy remained on solid ground. Consumers welcomed the relief from oil prices that peaked at mid-year, and fell sharply towards year end. Likewise, they benefited from core inflation (which excludes energy and food items) that has eased modestly in the second half of the year, but remains above what is generally considered the central bank's "comfort zone."

The European economy surpassed many economists' expectations in 2006. Eurozone GDP grew at a 3% pace, much stronger than its 1.8% average annual growth pace since 2000. Underlying this strength has been buoyant and broad-based strength in business sentiment and investment and in exports. While household consumption showed mixed results, the unemployment rate fell to 7.7% by the end of 2006. The European Central Bank raised interest rates gradually to 3.50% over the course of 2006, reflecting firm economic growth, steadily tightening labor market conditions, and fast growing money supply. Core inflation in the Eurozone remains reasonably benign, at roughly 1.5% per annum. European stock markets posted strong returns; appreciation of the Euro relative to both the dollar and Yen made the Eurozone stock market the top performer of 2006.

The Japanese economy continued to grow firmly in 2006, although the pace of expansion slowed in the second half of the year. Business investment was the major driver of expansion as increasing capacity utilization and better sentiment encouraged a new wave of investment. As deflation ended, the Bank of Japan

Letter

ended its zero interest rate policy, although it has raised rates to only 0.25% thus far. After a strong showing in 2005, the Japanese stock market posted only muted gains in 2006.

Emerging economies enjoyed strong, relatively uninterrupted economic growth in 2006. Good financing conditions, buoyant commodity prices, which boosted income and investment in commodity exporting countries, and strong export demand from developed economies drove this growth. The emerging market stock index was very strong in early 2006, declined to near start-of-year levels, then rallied to finish the year only marginally behind the Eurozone. We believe similar growth can be expected in the emerging markets if current domestic economic and political conditions prevail.

While global economic momentum has started to slow, we expect the global economy to continue growing firmly in 2007, supported by business investment, rising employment, and lower energy prices. A slowdown in the U.S. growth rate would be welcome, since rapid growth could increase the risk of inflationary pressures, which would force the Federal Reserve to raise interest rates. We expect Europe and Japan to grow similarly, while emerging market economies are expected to continue their strong growth. In this scenario, fixed-income assets are expected to produce total returns generally in line with their current yields, while equities are expected to produce returns generally in line with earnings growth, which we forecast to be moderately above bond yields.

Our cautiously optimistic outlook on most regions of the world and asset classes reinforces the importance of Pioneer Investments' message that investors should remain diversified; take a long-term view rather than over-reacting to breaking news, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

/s/ John F. Cogan, Jr.

John F. Cogan, Jr., Chairman
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of the report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/06
--------------------------------------------------------------------------------

During the fiscal year, municipal securities were one of the best-performing areas of the fixed-income market; and shareholders in Pioneer Tax Free Income Fund not only benefited from the price appreciation that municipal securities provided, they also earned a relatively high level of income exempt from federal income tax. In the following interview, portfolio manager David Eurkus discusses the investment strategies used in managing the Fund.

Q: How did the Fund perform?

A: For the 12-month period ended December 30, 2006, Pioneer Tax Free Income fund's Class A shares produced a 5.31% total return at net asset value. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 4.84%, and the average return of the 257 funds in the Lipper General Municipal Debt Funds category was 4.50%. Lipper is an independent monitor of mutual fund performance. The Fund's Class A shares generated a 30-day SEC tax-free yield of 3.22% on December 31, 2006. That translates into a taxable equivalent yield of 4.95%, based on the maximum federal income tax rate of 35%. At the end of the period, the Fund had 259 issues in 40 states, and the average credit quality of the portfolio was AA-.

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment environment like during the period?

A: The investment environment was generally favorable for municipal bonds during 2006, with the economy continuing to expand but at a more moderate rate than at the beginning of the year. While the Federal Reserve continued to warn about the potential for accelerating inflation, the central bank paused in its rate-raising cycle in June, keeping interest rates unchanged for the second half of the year. Over the 12 months ended December 31, 2006, demand for municipal bonds increased dramatically, as individuals as well as property casualty companies, tender option bond programs and global financial institutions sought the relatively high tax-free yields

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   that municipal securities provided. During a time when supply was relatively low, this robust demand boosted the value of municipal securities.

Q: What were the principal strategies used in managing the Fund?

A: During the year, we invested about 90% of the Fund's net assets in investment-grade bonds, and about 10% of net assets in below investment-grade bonds. We maintained our focus on market sectors that are vitally important to the U.S. economy. These sectors included education, health care, housing, pollution control, power, transportation and various other revenue bonds, whose interest and principal depend on revenues generated from the particular asset the bonds were issued to finance. About 7% of the Fund's net assets were in tobacco bonds, which are backed by tobacco companies' payments to states as part of the Master Settlement Agreement in which states agreed to drop their lawsuits against tobacco companies in return for a series of payments. Insured bonds, whose principal and interest are guaranteed by independent insurance companies, accounted for about 34% of net assets. While we made relatively few changes to the portfolio during the fiscal period, we created a new position in bonds issued by correctional institutions which are being privatized by the federal government and are now being built and managed by private corporations.

Q: What contributed most to performance?

A: In an environment in which the pace of economic growth was moderating, yields on longer-term bonds declined and their prices rose. In this situation, maintaining a portfolio with a relatively long duration aided performance. Duration measures a bond's price volatility as a result of changes in interest rates. When interest rates decline, there is a corresponding increase in bond prices. A portfolio with a fairly long duration will benefit from those rising bond prices. The portfolio's below investment-grade bonds were significant contributors to return, as lower quality, higher-yielding securities were the best performing area of the municipal bond market. During the year, we saw a decline in the supply of new municipal bond issuance; however, demand remained strong. This supply/demand situation helped boost the value of the portfolio's holdings.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/06                             (continued)
--------------------------------------------------------------------------------

Q: What detracted from results?

A: Almost all of our holdings generated positive returns during the year, but higher quality bonds generally underperformed lower quality bonds, which accounted for only about 10% of the Fund's net assets.

Q: What is your outlook?

A: We expect to see moderate economic growth, which may allow the Federal
   Reserve to begin lowering short-term interest rates around mid-year. Should this happen we may reduce our position in below investment-grade securities. By sector, we intend to keep the portfolio well diversified among industries that are important components in the U.S. economy. Municipal securities have the second lowest default rate of any asset class, and we believe they will continue to benefit from the influx of non-traditional buyers (property casualty companies, tender option bond programs and global financial companies) as well as from individuals who are seeking a steady stream of tax-free income.

When interest rates rise, the prices of fixed-income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. A portion of income may be subject to local, state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/06
--------------------------------------------------------------------------------

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio based on S&P ratings)

[The following table was depicted as a pie chart in the printed material.]


AAA                                                  41.7%
AA                                                   14.5%
A                                                     7.9%
BBB                                                  22.4%
BB & Lower                                           10.0%
Commercial Paper                                      3.5%

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]


0-1 Year                                             11.5%
1-3 Years                                            13.9%
3-6 Years                                            33.5%
6-8 Years                                            25.5%
8-10 Years                                            4.8%
10+ Years                                            10.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)


    1.   California State Department of Veteran Affairs, 4.5%, 12/1/23      2.36%
    2.   Dallas-Fort Worth Texas International Airport, 6.0%, 11/1/14       2.20
    3.   Phoenix Arizona Civic Impt Corp., Variable Rate Note, 7/1/42       2.09
    4.   Illinois Financial Authority, 5.0%, 5/1/25                         1.74
    5.   Puerto Rico Convention Center Authority, 5.0%, 7/1/24              1.69
    6.   Long Island Power Authority, 5.0%, 12/1/22                         1.68
    7.   California Statewide Community Development Authority,
           4.25%, 11/1/33                                                   1.62
    8.   Ohio State Higher Education Facility, 5.2%, 2/1/10                 1.59
    9.   California State Department of Veteran Affairs, 4.6%, 12/1/28      1.57
   10.   Massachusetts State Special Obligation, 5.5%, 1/1/29               1.54

This list excludes temporary cash investments and derivative investments. Fund holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class        12/31/06        12/31/05
-------      ----------      ---------
A              $11.75          $11.62
B              $11.65          $11.51
C              $11.57          $11.44
Y              $11.69          $11.56

    Class     12/10/06        12/31/05
------------ ----------      ---------
Investor       $11.81          $11.62

Distributions Per Share
--------------------------------------------------------------------------------

                           1/1/06 - 12/31/06
              -------------------------------------------
                   Net
               Investment     Short-Term      Long-Term
Class            Income     Capital Gains   Capital Gains
-------       ------------ --------------- --------------
A               $0.4730          $ -             $ -
B               $0.3733          $ -             $ -
C               $0.3828          $ -             $ -
Y               $0.5115          $ -             $ -

                           1/1/06 - 12/10/06
              -------------------------------------------
                   Net
               Investment     Short-Term      Long-Term
    Class        Income     Capital Gains   Capital Gains
------------ ------------ --------------- --------------
Investor        $0.4752          $ -             $ -

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                      CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Tax Free Income Fund at public offering price, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                              Net Asset      Public
                                Value       Offering
Period                          (NAV)      Price (POP)
10 Years                        5.28%         4.80%
5 Years                         5.39          4.43
1 Year                          5.31          0.55
--------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                                Gross          Net
                                0.91%         0.91%
--------------------------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

              Lehman Brothers          Pioneer Tax
              Municipal Bond           Free Income
                  Index                    Fund
12/96            10,000                   9,550
                 10,919                  10,407
12/98            11,627                  11,052
                 11,388                  10,577
12/00            12,718                  11,807
                 13,370                  12,295
12/02            14,654                  13,164
                 15,433                  13,927
12/04            16,124                  14,589
                 16,691                  15,181
12/06            17,499                  15,987

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                      CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                                 If           If
Period                          Held       Redeemed
 10 Years                       4.49%         4.49%
 5 Years                        4.58          4.58
 1 Year                         4.54          0.54
------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                                Gross          Net
                                1.72%         1.72%
------------------------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

              Lehman Brothers          Pioneer Tax
              Municipal Bond           Free Income
                  Index                    Fund
12/96            10,000                  10,000
                 10,919                  10,816
12/98            11,627                  11,403
                 11,388                  10,831
12/00            12,718                  11,999
                 13,370                  12,404
12/02            14,654                  13,170
                 15,433                  13,825
12/04            16,124                  14,388
                 16,691                  14,843
12/06            17,499                  15,517

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                      CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

-------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                                 If           If
Period                          Held       Redeemed
10 Years                        4.52%         4.52%
5 Years                         4.65          4.65
1 Year                          4.57          4.57
-------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                                Gross          Net
                                1.64%         1.64%
-------------------------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

              Lehman Brothers          Pioneer Tax
              Municipal Bond           Free Income
                  Index                    Fund
12/96            10,000                  10,000
                 10,919                  10,832
12/98            11,627                  11,410
                 11,388                  10,848
12/00            12,718                  11,996
                 13,370                  12,403
12/02            14,654                  13,188
                 15,433                  13,853
12/04            16,124                  14,409
                 16,691                  14,884
12/06            17,499                  15,564

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                      CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                                 If            If
Period                          Held        Redeemed
10 Years                        5.40%         5.40%
5 Years                         5.63          5.63
1 Year                          5.69          5.69
--------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                                Gross          Net
                                0.54%         0.54%
--------------------------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

              Lehman Brothers          Pioneer Tax
              Municipal Bond           Free Income
                  Index                    Fund
12/96            10,000                  10,000
                 10,919                  10,894
12/98            11,627                  11,569
                 11,388                  11,072
12/00            12,718                  12,360
                 13,370                  12,871
12/02            14,654                  13,737
                 15,433                  14,590
12/04            16,124                  15,339
                 16,691                  16,015
12/06            17,499                  16,926

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to its inception would have been higher. Class A Shares are used as a proxy through August 28, 2002, the inception date of Class Y shares. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value divided by $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Income Fund

Based on actual returns from July 1, 2006 through December 31, 2006**

Share Class                     A              B              C          Investor           Y
--------------------------------------------------------------------------------------------------
Beginning Account           $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 7/1/06
Ending Account Value        $1,047.86      $1,044.77      $1,044.55      $1,052.91      $1,049.87
On 12/31/06**
Expenses Paid During        $    4.44      $    8.35      $    8.30      $    2.75      $    2.69
Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.86%, 1.62%, 1.61%, 0.60% and 0.52%, for Class A, Class B, Class C, Investor Class and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) (163/365 for Investor Class shares).
** 12/10/06 for Investor Class shares

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2006 through December 31, 2006**

Share Class                     A              B              C          Investor           Y
--------------------------------------------------------------------------------------------------
Beginning Account           $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 7/1/06
Ending Account Value        $1,020.87      $1,017.04      $1,017.09      $1,019.65      $1,022.58
On 12/31/06**
Expenses Paid During        $    4.38      $    8.24      $    8.19      $    2.71      $    2.65
Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.86%, 1.62%, 1.61%, 0.60% and 0.52%, for Class A, Class B, Class C, Investor Class and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). (163/365 for Investor Class shares).
** 12/10/06 for Investor Class shares

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06
--------------------------------------------------------------------------------

           Floating          S&P/Moody's
Principal  Rate (c)          Ratings
Amount     (unaudited)       (unaudited)                                                                 Value
                                           MUNICIPAL BONDS - 97.3%
                                           Alabama - 6.5%
$ 1,245,000                  AAA/Aaa       Alabama Agriculture and Mechanical,
                                             4.55%, 11/1/09                                       $  1,274,569
  1,855,000    4.95          NR/NR         Alabama Special Care Facility Financing
                                           Authority, 11/1/14                                        1,873,773
  1,840,000                  AAA/Aaa       Alabama Water Pollution Control Authority,
                                             5.4%, 8/15/11                                           1,848,464
  3,890,000                  AAA/Aaa       Alabama Water Pollution Control Authority,
                                             5.5%, 8/15/16                                           3,914,351
    955,000                  AAA/NR        Birmingham Alabama Industries Water
                                             Board, 6.2%, 7/1/08                                       955,124
  2,500,000                  A+/A1         DCH Health Care Authority,
                                             5.125%, 6/1/36                                          2,622,750
    905,000                  AAA/Aaa       Dothan Alabama Water, 5.05%, 9/1/09                         937,870
  1,515,000                  AAA/Aaa       Dothan Alabama Water, 5.1%, 9/1/10                        1,585,705
    390,000                  AAA/Aaa       Florence Alabama Water General,
                                             4.35%, 12/1/07                                            392,656
    790,000                  AAA/Aaa       Florence Alabama Water General,
                                             4.35%, 12/1/07                                            795,380
    405,000                  AAA/Aaa       Florence Alabama Water General,
                                             4.4%, 12/1/08                                             411,030
    825,000                  AAA/Aaa       Florence Alabama Water General,
                                             4.4%, 12/1/08                                             837,284
    865,000                  AAA/Aaa       Florence Alabama Water General,
                                             4.5%, 12/1/09                                             886,149
    900,000                  AAA/Aaa       Florence Alabama Water General,
                                             4.6%, 12/1/10                                             931,293
  1,025,000                  AAA/Aaa       Florence Alabama Water General,
                                             4.7%, 12/1/13                                           1,061,398
    550,000                  AA/Aa3        Hunstville Alabama Electric System,
                                             4.6%, 12/1/09                                             564,190
    660,000                  AA/Aa3        Hunstville Alabama Electric System,
                                             4.7%, 12/1/10                                             678,289
    680,000                  AA/Aa3        Hunstville Alabama Electric System,
                                             4.8%, 12/1/11                                             699,536
  1,445,000                  AA+/Aa2       Huntsville Alabama General, 4.75%,
                                             11/1/18                                                 1,480,504
  1,895,000                  AA+/Aa2       Huntsville Alabama, 5.125%, 5/1/20                        2,049,082
  5,000,000                  AAA/Aaa       Jefferson County Alabama Public Building,
                                             5.125%, 4/1/19                                          5,414,750
  1,000,000                  AAA/Aaa       Jefferson County Alabama School,
                                             5.1%, 2/15/10                                           1,042,390

 The accompanying notes are an integral part of these financial statements.   15

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                     (continued)
--------------------------------------------------------------------------------

           Floating          S&P/Moody's
Principal  Rate (c)          Ratings
Amount     (unaudited)       (unaudited)                                                                 Value
                                           Alabama - (continued)
 $  725,000                  AAA/Aaa       Madison Alabama Water & Waste Board,
                                             4.6%, 12/1/11                                        $    746,997
    945,000                  NR/NR         Mobile Alabama General, 0%, 2/15/09                         948,005
  4,125,000                  AAA/Aaa       Montogomery Alabama Waterworks &
                                             Sewer, 5.25%, 9/1/18                                    4,405,913
    500,000                  NR/Aaa        Southeast Alabama Gas District
                                             5.3%, 6/1/2012                                            532,500
    310,000                  AAA/Aaa       University Alabama Revenue Bond,
                                             4.6%, 6/1/09                                              317,341
    890,000                  AAA/Aaa       University Alabama Revenue Bond,
                                             4.6%, 6/1/09                                              909,820
    340,000                  AAA/Aaa       University Alabama Revenue Bond,
                                             4.7%, 6/1/10                                              348,191
    960,000                  AAA/Aaa       University Alabama Revenue Bond,
                                             4.7%, 6/1/10                                              980,899
    395,000                  AAA/Aaa       University Alabama Revenue Bond,
                                             4.75%, 6/1/11                                             404,599
  1,105,000                  AAA/Aaa       University Alabama Revenue Bond,
                                             4.75%, 6/1/11                                           1,130,327
                                                                                                  ============
                                                                                                  $ 42,981,129
                                                                                                  ============
                                           Arizona - 5.1%
    345,000                  AAA/A2        Maricopa County Arizona Development
                                           Authority Health, 5.0%, 7/1/16                         $    347,398
  4,655,000                  A/A2          Maricopa County Arizona Industrial
                                           Development Authority, 5.0%, 7/1/16                       4,751,452
  1,000,000                  AAA/Aaa       Maricopa County School District,
                                             7.0%, 7/1/07                                            1,016,730
  1,000,000                  AAA/Aaa       Maricopa County School District,
                                             7.0%, 7/1/08                                            1,048,790
  4,000,000                  AAA/Aaa       Phoenix Arizona Civic Import Corp. District
                                           Revenue, 0.0%, 7/1/25                                     3,392,000
  8,005,000                  AAA/Aaa       Phoenix Arizona Civic Import Corp. District
                                           Revenue, 0.0%, 7/1/26                                     6,810,734
 15,000,000    5.50          AAA/Aaa       Phoenix Arizona Civic Import
                                             Corp., 7/1/42                                          13,385,400
  2,400,000                  AAA/Aaa       Scottsdale Memorial Hospital,
                                             5.5%, 9/1/12                                            2,535,504
    500,000                  AAA/Aaa       Tempe Arizona High School District,
                                             4.5%, 7/1/11                                              510,905
                                                                                                  ============
                                                                                                  $ 33,798,913
                                                                                                  ============

16  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           Floating          S&P/Moody's
Principal  Rate (c)          Ratings
Amount     (unaudited)       (unaudited)                                                                 Value
                                           California - 13.6%
 $5,000,000                  AAA/Aaa       Alhambra California CTFS Part,
                                             6.75%, 9/1/23                                        $  6,159,400
 18,875,000                  BBB/NR        California County Tobacco, 0%, 6/1/2033                   4,175,716
  6,000,000                  BBB/NR        California County Tobacco, 5.25%, 6/1/46                  6,115,740
 15,000,000                  AA-/Aa2       California State Department of Veteran
                                             Affairs, 4.5% 12/01/23                                 15,084,750
 10,000,000                  AA-/Aa2       California State Department of Veteran
                                             Affairs, 4.6% 12/01/28                                 10,027,900
 10,000,000                  AAA/Aaa       California Statewide Community
                                             Development Authority,
                                             4.25%, 11/1/33                                         10,332,900
  4,875,000                  NR/Baa2       California Statewide Community
                                           Development Authority, 5.0%, 5/15/30                      5,074,729
  5,125,000                  NR/Baa2       California Statewide Community
                                           Development Authority, 5.0%, 5/15/38                      5,330,974
  4,000,000                  NR/NR         Del Mar California Race Track,
                                             5.0%, 8/15/25                                           4,147,280
  1,000,000                  NR/Aaa        Franklin-McKinley California School
                                           District, 6.0%, 7/1/16                                    1,179,390
  4,525,000                  BBB/Baa3      Golden State Tobacco Securitization,
                                             7.8%, 6/1/42                                            5,520,591
  1,000,000                  BBB/Baa3      Golden State Tobacco Securitization,
                                             7.875%, 6/1/42                                          1,224,240
  3,000,000                  BBB/Baa3      Golden State Tobacco Securitization,
                                             7.9%, 6/1/42                                            3,676,950
  1,175,000                  NR/Aaa        Lucia Mar University School District,
                                             0.0%, 8/1/20                                              660,867
    200,000                  AAA/Aaa       Sacramento California Municipal Utilities
                                             District., 5.5%, 2/1/2011                                 206,590
  4,765,000                  AAA/Aaa       San Mateo County Calif Tran District.,
                                             5.25%, 6/1/16                                           5,006,395
  3,600,000                  AAA/Aaa       Saugus California University School
                                             District., 0.0%, 8/1/23                                 1,754,496
  1,210,000                  AAA/Aaa       Saugus California University School
                                             District., 0.0%, 8/1/24                                   562,759
  3,000,000                  AAA/Aaa       West VY Mission Community College
                                             California, 5.0%, 8/1/30                                3,202,380
                                                                                                  ------------
                                                                                                  $ 89,444,047
                                                                                                  ------------

 The accompanying notes are an integral part of these financial statements.   17

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                     (continued)
--------------------------------------------------------------------------------

           Floating          S&P/Moody's
Principal  Rate (c)          Ratings
Amount     (unaudited)       (unaudited)                                                                 Value
                                           Colorado - 2.1%
 $   20,000                  NR/A2         Colorado Housing Finance Authority,
                                             Series A-3, 7.0%, 11/1/16                             $     20,159
     30,000                  NR/Aa2        Colorado Housing Finance Authority,
                                             Series B-2, 7.45%, 11/1/27                                  30,450
    115,000                  NR/Aa2        Colorado Housing Finance Authority,
                                             Series B-3, 6.55%, 5/1/25                                  117,337
  3,575,000                  AAA/Aaa       Douglas County School District Region,
                                             7.0%, 12/15/13                                           4,283,637
 10,000,000                  AAA/Aaa       E-470 Public Highway Authority Colorado,
                                             0.0%, 9/1/37                                            2,289,500
  6,765,000                  AAA/Aaa       University of Colorado, 6.0%, 12/1/22                     7,336,710
                                                                                                  ------------
                                                                                                  $ 14,077,793
                                                                                                  ------------
                                           Connecticut - 0.2%
  1,000,000                  AA/NR         Connecticut State Health & Education,
                                             5.5%, 7/1/17                                         $  1,081,510
                                                                                                  ------------
                                                                                                  $  1,081,510
                                                                                                  ------------
                                           District of Columbia - 1.5%
  8,825,000                  BBB/Baa3      District of Columbia Tobacco Settlement
                                           Financing Corp., 6.75%, 5/15/40                        $  9,686,938
                                                                                                  ------------
                                                                                                  $  9,686,938
                                                                                                  ------------
                                           Florida - 3.4%
  1,760,000                  AAA/Aaa       Dade County Florida General Obligation,
                                             7.7%, 10/1/08                                        $  1,879,698
  1,000,000                  AAA/Aaa       Dade County Florida General Obligation,
                                             7.7%, 10/1/12                                           1,192,990
  1,000,000                  AAA/Aaa       Fort Myers Fla Import Revenue,
                                             4.25%, 12/1/36                                            949,000
    865,000                  NR/NR         Greater Orlando Aviation Authority,
                                             6.375%, 11/15/26                                          914,011
  3,000,000                  BBB+/NR       Halifax Hospital Medical Center Fla,
                                             5.375%, 6/1/46                                          3,162,660
  1,835,000                  NR/A3         Hillsborough County Florida,
                                             5.0%, 10/1/21                                           1,930,365
  9,550,000                  AAA/Aaa       Jacksonville Florida District,
                                             5.0%, 10/1/20                                           9,750,932
  2,450,000                  AAA/Aaa       Key West Florida Utility Board Electric,
                                             6.0%, 10/1/13                                           2,776,904
     35,000                  NR/Aaa        Manatee County Florida 7.20%, 5/1/28                         35,486
                                                                                                  ------------
                                                                                                  $ 22,592,046
                                                                                                  ------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           Floating          S&P/Moody's
Principal  Rate (c)          Ratings
Amount     (unaudited)       (unaudited)                                                                 Value
                                           Illinois - 4.8%
 $  515,000                  AAA/Aaa       Chicago Board of Education,
                                             5.75%, 12/1/27                                       $    534,987
    215,000                  NR/Aaa        Chicago Illinois Single Family Mortgage,
                                             6.45%, 9/1/29                                             218,459
    495,000                  A/NR          Chicago Illinois Tax Increment,
                                             5.0%, 11/15/10                                            509,741
 10,775,000                  NR/Baa3       Illinois Financial Authority, 5.0%, 5/1/25               11,120,985
  5,000,000                  NR/Baa1       Illinois Finance Authority, 5.0%, 4/01/31                 5,202,600
  5,000,000                  NR/Baa1       Illinois Finance Authority, 5.0%, 4/1/36                  5,175,700
    835,000                  NR/B2         Illinois Health Facilities Authority Revenue,
                                             6.7%, 3/1/14                                              835,209
  1,145,000                  A+/A1         Illinois Housing Development Authority
                                           Revenue Multi-Family Housing,
                                             7.0%, 7/1/23                                            1,495,965
  1,000,000                  AAA/Aaa       Kane County Illinois School District #129
                                             Aurora West Side, 6.0%, 2/1/22                          1,125,490
  3,000,000                  AAA/Aaa       University of Illinois Revenue,
                                             5.75%, 1/15/16                                          3,179,730
  3,000,000                  AAA/Aaa       Will County Illinois Forest Preservation
                                             District, 0.0%, 12/1/18                                 1,825,590
                                                                                                  ------------
                                                                                                  $ 31,224,456
                                                                                                  ------------
                                           Indiana - 2.5%
  5,000,000                  A+/A2         Indiana Health & Education Facility
                                             Authority, 5.0%, 2/15/36                             $  5,162,500
  1,250,000                  BBB-/Ba1      Indiana State Development Finance,
                                             5.75%, 10/1/11                                          1,297,163
  1,000,000                  AAA/Aaa       Indiana University Revenue,
                                             5.8%, 11/15/10                                          1,074,420
  1,400,000                  AA/NR         Indianapolis Local Public Improvement
                                             Board Revenue, 6.75%, 2/1/14                            1,592,430
  3,400,000                  AA/Aa2        Indianapolis Local Public Improvement
                                             Board Revenue, 6.0%, 1/10/20                            3,970,724
  1,000,000                  AA/A2         Lawrence Township Metropolitan School
                                             District Revenue, 6.75%, 7/5/13                         1,161,360
  2,000,000                  AAA/Aaa       Sarah Scott Middle School Revenue,
                                             5.75%, 1/15/19                                          2,041,740
                                                                                                  ------------
                                                                                                  $ 16,300,337
                                                                                                  ------------

 The accompanying notes are an integral part of these financial statements.   19

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                     (continued)
--------------------------------------------------------------------------------

           Floating          S&P/Moody's
Principal  Rate (c)          Ratings
Amount     (unaudited)       (unaudited)                                                                 Value
                                           Kansas - 1.4%
 $9,000,000                  AAA/Aaa       Burlington Kansas Pollution,
                                             4.85%, 6/1/31                                        $  9,288,270
                                                                                                  ------------
                                                                                                  $  9,288,270
                                                                                                  ------------
                                           Kentucky - 0.4%
  2,000,000                  AAA/Aaa       Carrollton & Henders, 5.0%, 1/1/09                     $  2,050,200
    165,000                  NR/NR         Kentucky Economic Development Finance,
                                             6.25%, 10/1/12                                            180,810
    335,000                  NR/NR         Kentucky Economic Development Finance,
                                             6.25%, 10/1/12                                            358,718
                                                                                                  ------------
                                                                                                  $  2,589,728
                                                                                                  ------------
                                           Louisiana - 0.9%
  1,060,000                  NR/NR         Louisiana Public Facilities Authority
                                             Revenue, 6.25%, 10/1/11                              $  1,083,002
  1,155,000                  NR/Aaa        Louisiana Public Facilities Authority,
                                             5.0%, 11/1/20                                           1,243,069
  1,510,000                  NR/Aaa        Louisiana Public Facilities Authority,
                                             5.0%, 11/1/21                                           1,622,404
    500,000                  NR/A3         Louisiana Public Facilities Authority,
                                             5.0%, 7/1/31                                              517,985
  1,085,000                  AAA/Aaa       Louisiana Local Government Environment
                                           Community, 5.25%, 12/1/18                                 1,184,560
                                                                                                  ------------
                                                                                                  $  5,651,020
                                                                                                  ------------
                                           Massachusetts - 7.4%
    510,000                  AAA/Aaa       Lawrence Massachusetts, 5.0%, 2/1/23                   $    548,469
    535,000                  AAA/Aaa       Lawrence Massachusetts, 5.0%, 2/1/24                        574,895
    560,000                  AAA/Aaa       Lawrence Massachusetts, 5.0%, 2/1/25                        600,802
    590,000                  AAA/Aaa       Lawrence Massachusetts, 5.0%, 2/1/26                        631,979
  4,990,000                  AAA/Aa2       Massachusetts Bay Transit Authority,
                                             5.0%, 7/1/31                                            5,663,450
  5,000,000                  AAA/Aaa       Massachusetts Development Finance
                                             Agency, 5.25%, 10/1/26                                  5,702,350
  5,290,000                  AA/Aa2        Massachusetts Health & Educational
                                             Facilities Authority, 5.75%, 7/1/32                     5,726,108
  2,000,000                  BBB/Baa2      Massachusetts Health & Educational
                                             Facilities Authority, 6.625%, 7/1/32                    2,191,200
  2,500,000                  BBB-/NR       Massachusetts Health & Educational
                                             Facilities Authority, 5.5%, 7/1/40                      2,622,800
  1,000,000                  AA/Aa2        Massachusetts Health & Educational
                                             Facilities Authority, 6.0%, 7/1/18                      1,095,270
  1,250,000                  BBB/Baa3      Massachusetts Health & Educational
                                             Facilities Authority, 6.25% 7/1/22                      1,355,238

20   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------

--------------------------------------------------------------------------

           Floating          S&P/Moody's
Principal  Rate (c)          Ratings
Amount     (unaudited)       (unaudited)                                                                 Value
                                           Massachusetts - (continued)
 $2,000,000                  BBB/Baa2      Massachusetts Health & Educational
                                             Facilities Authority, 6.5%, 7/1/21                    $ 2,187,900
  1,000,000                  BBB/Baa3      Massachusetts Health & Educational
                                             Facilities Authority, 6.75%, 7/1/16                     1,113,370
  1,145,000                  BBB+/NR       Massachusetts Health & Educational
                                             Facilities Authority, 6.25%, 10/1/31                    1,234,505
  8,170,000                  AAA/Aaa       Massachusetts State Dedicated Tax,
                                             5.5%, 1/1/29                                            9,830,961
  1,500,000                  BBB+/Baa1     Massachusetts State Development
                                             Finance Agency, 6.375%, 7/1/23                          1,687,740
    580,000                  AA/NR         Sharon Massachusetts, 4.125%, 2/1/22                        572,605
    580,000                  AA/NR         Sharon Massachusetts, 4.125%, 2/1/23                        568,939
    580,000                  AA/NR         Sharon Massachusetts, 4.125%, 2/1/24                        565,726
    575,000                  AA/NR         Sharon Massachusetts, 4.125%, 2/1/25                        558,894
  1,365,000                  AAA/Aaa       Springfield Massachusetts Water & Sewer,
                                             5.0%, 7/15/25                                           1,462,311
  1,000,000                  AA+/Aa1       Waltham Massachusetts,
                                             4.0%, 11/15/18                                          1,007,360
  1,175,000                  AA+/Aa1       Waltham Massachusetts,
                                             4.0%, 11/15/20                                          1,172,474
                                                                                                   -----------
                                                                                                   $48,675,346
                                                                                                   -----------
                                           Maryland - 0.7%
  4,600,000                  NR/NR         Maryland Health Department,
                                             4.75%, 1/1/13                                         $ 4,595,216
                                                                                                   -----------
                                                                                                   $ 4,595,216
                                                                                                   -----------
                                           Maine - 0.0%
    300,000                  AAA/Aaa       Maine Municipal, 5.0%, 11/1/09                          $   310,311
                                                                                                   -----------
                                                                                                   $   310,311
                                                                                                   -----------
                                           Michigan - 2.2%
  1,500,000                  BBB-/NR       John Tolfree Health System,
                                             6.0%, 9/15/23                                         $ 1,543,965
  3,230,000                  A/A2          Michigan State Hospital Finance Authority,
                                             5.5%, 11/1/14                                           3,489,724
  4,000,000                  BBB-/Ba1      Michigan State Hospital Finance Authority,
                                             6.0%, 2/1/24                                            4,001,880
    400,000                  AAA/Aaa       Michigan State Trunk Line,
                                             5.5%, 11/1/10                                             426,412
  6,485,000                  NR/NR         Wayne Charter County SPL,
                                             6.75%, 12/1/15                                          5,283,913
                                                                                                   -----------
                                                                                                   $14,745,894
                                                                                                   -----------

 The accompanying notes are an integral part of these financial statements.   21

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                     (continued)
--------------------------------------------------------------------------------

           Floating          S&P/Moody's
Principal  Rate (c)          Ratings
Amount     (unaudited)       (unaudited)                                                                 Value
                                           Minnesota - 1.4%
$ 5,000,000                  NR/NR         Becker Minnesota Pollution Control
                                             Revenue Northern States Power,
                                             8.5%, 4/1/30                                         $  6,146,150
  2,175,000                  AAA/Aaa       Centennial Independent School District,
                                             5.6%, 2/1/07                                            2,178,763
  1,000,000                  NR/Baa3       Laurentian Energy Authority Minnesota
                                             Cogeneration, 5.0%, 12/1/15                             1,028,970
                                                                                                  ------------
                                                                                                  $  9,353,883
                                                                                                  ------------
                                           Missouri - 0.9%
    370,000                  AAA/NR        Missouri State Housing Development
                                             Common Mortgage Revenue, Single
                                             Family, Series B-2, 6.4%, 3/1/29                     $    378,806
  5,500,000                  NR/CAA2       St. Louis Missouri Industrial Development,
                                             7.25%, 12/15/35                                         5,295,510
                                                                                                  ------------
                                                                                                  $  5,674,316
                                                                                                  ------------
                                           Mississippi - 1.4%
  1,800,000                  D/NR          Columbus Mississippi Industrial
                                             Development Revenue, 5.9%, 12/1/11                   $  1,871,892
  6,000,000                  BBB/Baa2      Lowndes County Mississippi Solid Waste
                                             Disposal & Pollution Control Revenue,
                                             6.8%, 4/1/22                                            7,284,720
                                                                                                  ------------
                                                                                                  $  9,156,612
                                                                                                  ------------
                                           Montana - 0.1%
    500,000                  BBB+/Baa1     Forsyth Pollution Control Revenue,
                                             5.2%, 5/1/33                                         $    511,225
                                                                                                  ------------
                                                                                                  $    511,225
                                                                                                  ------------
                                           North Carolina - 1.5%
  6,000,000                  AA/Aa3        Charlotte-Mecklenburg Hospital Authority,
                                             5.0%, 1/15/45                                        $  6,246,900
  1,000,000                  AAA/Aaa       Henderson County North Carolina
                                             Certificate Participation, 4.5%, 6/1/26                 1,005,310
  2,180,000                  AAA/Aaa       Henderson County North Carolina
                                             Certificate Participation, 5.0%, 6/1/19                 2,352,503
                                                                                                  ------------
                                                                                                  $  9,604,713
                                                                                                  ------------

22  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           Floating          S&P/Moody's
Principal  Rate (c)          Ratings
Amount     (unaudited)       (unaudited)                                                                 Value
                                           North Dakota - 0.2%
$   370,000                  NR/Aa1        North Dakota State Housing Finance
                                             Agency Revenue, 5.8%, 7/1/18                         $    375,365
    610,000                  NR/Aa1        North Dakota State Housing Finance
                                             Agency Revenue, 6.0%, 7/1/20                              615,923
                                                                                                  ------------
                                                                                                  $    991,288
                                                                                                  ------------
                                           Nebraska - 1.1%
  3,277,914                  NR/NR         Energy America Nebraska Natural Gas
                                             Revenue, 5.45%, 4/15/08                              $  3,263,589
  1,325,000                  AAA/Aaa       Municipal Energy Agency, 6.0%, 4/1/08                     1,363,120
  2,600,000    9.21          AAA/Aaa       Nebraska Investment Finance Authority
                                             Single Family, 3/1/26                                   2,642,692
                                                                                                  ------------
                                                                                                  $  7,269,401
                                                                                                  ------------
                                           New Hampshire - 0.6%
  1,250,000                  A+/A2         New Hampshire Health & Education
                                             Facilities Authority Revenue,
                                             5.75%, 10/1/31                                       $  1,334,538
  2,000,000                  BBB+/Baa1     New Hampshire Health & Education
                                             Facilities Authority Revenue,
                                             5.75%, 7/1/22                                           2,142,420
    185,000                  NR/Aa2        New Hampshire State Housing Finance
                                             Authority, 6.125%, 1/1/20                                 188,445
                                                                                                  ------------
                                                                                                  $  3,665,403
                                                                                                  ------------
                                           New Jersey - 2.2%
  1,165,000                  NR/Aaa        Cumberland County New Jersey Import
                                             Authority Solid Waste Systems,
                                             4.5%, 1/1/26                                         $  1,179,050
  5,060,000                  B/CAA1        New Jersey Economic Development
                                             Authority Special Facility Revenue,
                                             7.0%, 11/15/30                                          5,413,542
    500,000                  NR/NR         New Jersey Economic Development
                                             Authority, 5.3%, 11/1/26                                  506,160
    450,000                  NR/NR         New Jersey Economic Development
                                             Authority, 5.375%, 11/1/36                                454,694
  1,000,000                  BBB/Baa3      Tobacco Settlement Financing Corp., New
                                             Jersey, 6.25%, 6/1/43                                   1,117,050
  5,215,000                  BBB/Baa3      Tobacco Settlement Financing Corp., New
                                             Jersey, 6.75%, 6/1/39                                   5,974,252
                                                                                                  ------------
                                                                                                  $ 14,644,748
                                                                                                  ------------

 The accompanying notes are an integral part of these financial statements.   23

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                     (continued)
--------------------------------------------------------------------------------

           Floating          S&P/Moody's
Principal  Rate (c)          Ratings
Amount     (unaudited)       (unaudited)                                                                 Value
                                           Nevada - 0.8%
 $5,000,000                  AAA/Aaa       Truckee Meadows Neveda Water Authority,
                                             4.875%, 7/1/34                                        $ 5,159,350
                                                                                                   -----------
                                                                                                   $ 5,159,350
                                                                                                   -----------
                                           New York - 4.7%
  1,000,000                  NR/Ba2        Albany Individual Development,
                                             6.0%, 7/1/19                                          $ 1,075,190
 10,000,000                  A-/A3         Long Island Power Authority,
                                             5.0%, 12/1/22                                          10,710,500
    400,000                  AA-/A1        Metropolitan Transportation Authority
                                             New York, 5.5%, 7/1/14                                    443,216
  6,765,000                  CCC+/CAA2     New York City, New York, Industrial,
                                             6.9%, 8/1/24                                            6,836,709
  2,000,000    5.50          AAA/Aa1       New York City, New York, Transportation
                                             Finance Authority Revenue, 11/1/26                      2,150,900
  9,000,000                  AAA/NR        New York State Dorm Authority,
                                             5.0%, 3/15/36                                           9,605,790
                                                                                                   -----------
                                                                                                   $30,822,305
                                                                                                   -----------
                                           Ohio - 2.5%
  2,870,000                  AAA/Aaa       Cleveland Ohio General Obligation,
                                             5.75%, 8/1/13                                         $ 3,209,004
    400,000                  AAA/Aaa       Ohio State Building Authority Revenue,
                                             5.5%, 10/1/11                                             430,928
    500,000                  AA/Aa2        Ohio State Building Authority Revenue,
                                             6.0%, 10/1/08                                             520,205
  9,700,000                  AA+/Aa1       Ohio State Higher Education Facility,
                                             5.2%, 2/1/10                                           10,140,283
  1,000,000                  AAA/Aaa       University of Cincinnati, 5.75%, 6/1/18                   1,093,110
  1,000,000                  AAA/Aaa       University of Cincinnati, 5.75%, 6/1/19                   1,093,110
                                                                                                   -----------
                                                                                                   $16,486,640
                                                                                                   -----------
                                           Oklahoma - 1.0%
  1,530,000                  AAA/Aaa       Moore Oklahoma General Obligation,
                                             5.75%, 4/1/12                                         $ 1,649,661
  2,500,000                  B/CAA2        Tulsa Municipal Airport Revenue,
                                             6.0%, 6/1/35                                            2,541,500
  2,220,000                  B/CAA2        Tulsa Municipal Airport Revenue,
                                             6.25%, 6/1/20                                           2,230,501
                                                                                                   -----------
                                                                                                   $ 6,421,662
                                                                                                   -----------

24  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           Floating          S&P/Moody's
Principal  Rate (c)          Ratings
Amount     (unaudited)       (unaudited)                                                                 Value
                                           Oregon - 1.5%
$ 1,165,000                  AAA/Aaa       Jackson County School District. 4,
                                             5.5%, 6/15/17                                          $  1,252,969
    315,000                  BBB/NR        Klamath Falls Inter-Community Hospital
                                             Authority Revenue, 6.125%, 9/1/22                         352,781
    185,000                  BBB/NR        Klamath Falls Inter-Community Hospital
                                             Authority Revenue, 6.125%, 9/1/22                         200,120
  1,000,000                  NR/Aaa        Portland Urban Development,
                                             5.75% 6/15/08                                           1,073,800
  1,650,000                  AAA/Aaa       Wasco County School District,
                                             5.5%, 6/15/19                                           1,906,806
  5,285,000                  AA/Aa1        Washington County Oregon Criminal
                                             Justice, 5.0%, 12/1/09                                  5,347,046
                                                                                                  ------------
                                                                                                  $ 10,133,522
                                                                                                  ------------
                                           Pennsylvania - 3.2%
  4,000,000                  BB+/Ba3       Allentown Pennsylvania Area Hospital
                                             Authority, 6.0%, 11/15/16                            $  4,149,320
  1,165,000                  A-/NR         Chester County Pennsylvania Health &
                                             Education Faculty, 5.0%, 11/1/19                        1,234,597
  1,650,000                  A-/NR         Chester County Pennsylvania Health &
                                             Education Faculty, 5.0%, 11/1/31                        1,716,231
  1,220,000                  A-/NR         Chester County Pennsylvania Health,
                                             5.0%, 11/1/20                                           1,288,857
  1,000,000                  B/NR          Columbia County Pennsylvania Hospital
                                             Authority, 5.8%, 6/1/19                                   940,740
  3,660,000                  BBB/Baa2      Delaware County Pennsylvania Authority
                                             Hospital Revenue, 5.0%, 12/15/19                        3,826,493
  5,000,000                  BB+/Ba2       Delaware County Pennsylvania Industrial
                                             Development Authority Revenue,
                                             6.2%, 7/1/19                                            5,130,450
  1,000,000                  BBB/NR        Montgomery County Pennsylvania
                                             Industrial, 5.0%, 12/1/24                               1,031,040
  1,000,000                  BBB/NR        Montgomery County Pennsylvania
                                             Industrial, 5.0%, 12/1/30                               1,028,730
    500,000                  AAA/Aaa       Philadelphia Pennsylvania Parking,
                                             4.875%, 9/1/09                                            514,830
    250,000                  A-/NR         Sayre Health Care Facility Authority
                                             Revenue, 5.75%, 12/1/21                                   268,868
                                                                                                  ------------
                                                                                                  $ 21,130,156
                                                                                                  ------------

 The accompanying notes are an integral part of these financial statements.   25

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                     (continued)
--------------------------------------------------------------------------------

           Floating          S&P/Moody's
Principal  Rate (c)          Ratings
Amount     (unaudited)       (unaudited)                                                                 Value
                                           Puerto Rico - 2.5%
$10,000,000                  AAA/Aaa       Puerto Rico Convention Center Authority,
                                             5.0%, 7/1/24                                         $ 10,808,900
  5,000,000                  AAA/Aaa       Puerto Rico Electric Power,
                                             0.0%, 7/1/17*                                           3,325,450
  3,305,000                  AAA/Aaa       Puerto Rico Electric Power,
                                             0.0%, 7/1/17*                                           2,207,211
                                                                                                  ------------
                                                                                                  $ 16,341,561
                                                                                                  ------------
                                           Rhode Island - 0.5%
    250,000                  A-/A3         Rhode Island State Health & Education
                                             Facilities Authorities, 6.5%, 8/15/32                $    284,848
    415,000                  A-/A3         Rhode Island State Health & Educational
                                             Building Corp., 6.375%, 8/15/21                           470,689
     65,000                  A-/A3         Rhode Island State Health & Educational
                                             Building Corp., 6.375%, 8/15/21                            71,572
  2,100,000                  BBB/Baa3      Tobacco Settlement Financing Corp., NJ,
                                             6.25%, 6/1/42                                           2,267,139
                                                                                                  ------------
                                                                                                  $  3,094,248
                                                                                                  ------------
                                           South Carolina - 1.4%
    500,000                  BBB+/Baa1     SC Jobs Economic Development
                                             Authority, 6.0%, 8/1/13                              $    554,165
  1,000,000                  AAA/Aaa       Scago Education Facilities Corp. For
                                             Spartanburg School District No 3,
                                             5.0%, 12/1/30                                           1,057,700
    150,000                  NR/Aa2        South Carolina Housing Finance &
                                             Development Authority Mortgage
                                             Revenue, Series A-1, 6.2%, 7/1/09                         150,159
  3,560,000                  BBB+/Baa1     South Carolina Jobs Economic,
                                             6.875%, 8/1/27                                          4,198,308
    440,000                  BBB+/Baa1     South Carolina Jobs Economic,
                                             6.875%, 8/1/27                                            516,094
  2,500,000                  BBB/Baa3      Tobacco Settlement Revenue
                                             Management, 6.375%, 5/15/30                             2,929,600
                                                                                                  ------------
                                                                                                  $  9,406,026
                                                                                                  ------------
                                           South Dakota - 0.0%
     65,000                  NR/Aaa        South Dakota Conservancy District
                                             Revenue, 5.625%, 8/1/17                              $     65,705
                                                                                                  ------------
                                                                                                  $     65,705
                                                                                                  ------------

26  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           Floating          S&P/Moody's
Principal  Rate (c)          Ratings
Amount     (unaudited)       (unaudited)                                                                 Value
                                           Tennessee - 2.9%
$ 1,570,000                  NR/Aaa        Clarksville Tennessee Water and Gas,
                                             5.15%, 2/1/14                                        $  1,707,501
  1,000,000                  BBB+/Baa2     Johnson City Tennessee Health &
                                             Education, 5.5%, 7/1/36                                 1,070,260
  1,000,000                  NR/Baa3       Knox County Health Facility,
                                             6.375%, 4/15/22                                         1,080,070
  1,500,000                  NR/Baa3       Knox County Health Facility,
                                             6.5%, 4/15/31                                           1,618,560
    750,000                  AAA/Aaa       Knoxville County Tennessee Health &
                                             Education Housing,, 7.25%, 1/1/08                         776,513
    750,000                  AA/Aa2        Knoxville County Tennessee,
                                             5.0%, 5/1/13                                              733,710
  1,000,000                  AAA/Aaa       Knoxville Tennessee Water Systems,
                                             5.0%, 3/1/13                                            1,037,860
  1,000,000                  AA/Aa3        Metro Government Nashville/Davidson
                                             County Tennessee, 5.5%, 5/15/12                         1,087,160
  1,000,000                  AA/Aa3        Metro Government Nashville/Davidson
                                             County Tennessee, 5.5%, 5/15/14                         1,108,640
  1,500,000                  AA/Aa2        Metro Government Nashville/Davidson
                                             County Tennessee, 6.0%, 12/1/09                         1,598,535
    500,000                  AA/Aa2        Metro Government Nashville/Davidson
                                             County Tennessee, 6.0%, 7/1/07                            505,930
  1,000,000                  AAA/Aaa       Metro Government Nashville/Davidson
                                             County Tennessee, 7.5%, 11/15/12                        1,183,180
    500,000                  AAA/Aaa       Metro Nashville Tennessee Airport,
                                             6.625%, 7/1/07                                            507,335
  1,000,000                  NR/Aaa        Putnam County Tennessee General,
                                             5.5%, 4/1/19                                            1,055,930
  2,500,000                  AAA/Aaa       Shelby County Tennessee Health &
                                             Education Housing, 6.25%, 8/1/07                        2,538,025
    550,000                  NR/Aa1        Williamson County Tennessee General,
                                             5.1%, 3/1/14                                              573,540
    500,000                  NR/Aa1        Williamson County Tennessee General,
                                             6.0%, 3/1/08                                              513,680
                                                                                                  ------------
                                                                                                  $ 18,696,429
                                                                                                  ------------
                                           Texas - 9.2%
  7,000,000                  BBB-/Baa2     Brazos River Authority Pollution Control
                                             Revenue, 7.7%, 4/1/33                                $  8,219,540
    750,000                  AAA/Aaa       Carroll Independent School District,
                                             6.75%, 8/15/21                                            965,055
    850,000                  AAA/Aaa       Carroll Independent School District,
                                             6.75%, 8/15/22                                          1,104,516

 The accompanying notes are an integral part of these financial statements.   27

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                     (continued)
--------------------------------------------------------------------------------

           Floating          S&P/Moody's
Principal  Rate (c)          Ratings
Amount     (unaudited)       (unaudited)                                                                 Value
                                           Texas - (continued)
$13,885,000                  CCC+/CAA2     Dallas-Fort Worth Texas International
                                             Airport, 6.0%, 11/1/14                                $14,058,563
  1,000,000                  NR/NR         Georgetown Health Facilities Development
                                             Corp., 6.25% 8/15/29                                    1,081,540
  1,000,000                  A+/A2         Harris County Health Facilities
                                             Development Authority,
                                             6.375%, 6/1/29                                          1,115,150
  1,000,000                  AAA/Aaa       Harris County Texas Housing,
                                             7.0%, 3/1/07                                            1,004,050
    650,000                  AAA/Aaa       Mesquite Texas Independent,
                                             4.7%, 8/15/08                                             654,336
  5,000,000                  AA-/Aa3       North Cent Tex Health Fac Development,
                                             5.0%, 5/15/17                                           5,146,750
  5,000,000                  BBB/Baa3      Port Corpus Christi Industrial Development
                                             Corp., 5.4%, 4/1/18                                     5,165,600
  1,000,000                  AAA/Aaa       Richardson Texas Independent School
                                             District, 4.75%, 2/15/22                                1,013,110
     10,000                  AA+/Aa2       San Antonio Texas General,
                                             4.75%, 2/1/19                                              10,233
  1,580,000                  AA+/Aa2       San Antonio Texas General,
                                             4.75%, 2/1/19                                           1,605,691
    300,000                  AAA/Aaa       San Felipe Del Rio Texas Conservation,
                                             5.0%, 8/15/12                                             313,425
  2,310,000                  AAA/Aaa       Texas Clear Creek Independent
                                             School District General Obligation,
                                             0.0%, 2/1/10                                            2,057,679
  2,050,000                  NR/Aaa        Texas Keller Independent School District
                                             General Obligation, 0.0%, 8/15/10                       1,788,318
  5,500,000                  AAA/Aaa       Texas Public Finance Authority Building
                                             Revenue, 0.0%, 2/1/08                                   5,287,425
  2,750,000                  AAA/Aaa       Texas Public Finance Authority Building
                                             Revenue, 0.0%, 2/1/10                                   2,449,618
    500,000                  AAA/Aaa       Tomball Texas Independent School,
                                             5.0%, 2/15/11                                             524,220
  3,500,000                  BBB+/NR       Weslaco Health Facilities, 6.25%, 6/1/25                  3,789,905
  2,000,000                  BBB+/NR       Weslaco Health Facilities, 6.25%, 6/1/32                  2,156,680
  1,000,000                  NR/Aaa        Whitehouse Texas Independent School
                                             District, 4.8%, 2/15/12                                 1,011,540
                                                                                                   -----------
                                                                                                   $60,522,944
                                                                                                   -----------

28  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           Floating          S&P/Moody's
Principal  Rate (c)          Ratings
Amount     (unaudited)       (unaudited)                                                                 Value
                                           Virginia - 0.8%
$ 1,500,000                  BBB/NR        Amherst Virginia Development,
                                             4.75%, 9/1/30                                        $  1,534,965
  2,500,000    8.03          AAA/Aaa       Henrico County Virginia, 8/23/27                          3,404,250
                                                                                                  ------------
                                                                                                  $  4,939,215
                                                                                                  ------------
                                           Washington - 4.0%
  1,500,000                  NR/Aaa        Clark County School District No. 37,
                                             5.5%, 12/1/15                                        $  1,611,705
  3,000,000                  AAA/Aaa       King & Snohomish County Washington,
                                             5.0%, 6/1/16                                            3,242,040
    165,000                  AAA/Aa1       King County General Obligation, 6.625%,
                                             12/1/15                                                   172,686
  1,095,000                  AAA/Aaa       King County Washington Public Hospital
                                             District., 5.25%, 12/1/13                               1,136,380
    300,000                  AAA/Aaa       King County Washington School District
                                             No. 415, 5.5%, 6/1/13                                     329,709
    500,000                  AAA/Aaa       Renton Washington Water & Sewer,
                                             4.4%, 12/1/15                                             514,745
    500,000                  AAA/Aaa       Seattle Washington Library Facilities,
                                             5.375%, 12/1/10                                           523,405
  2,500,000                  NR/Aaa        Snohomish County Public Utility District
                                             Revenue, 6.8%, 1/1/20                                   3,076,550
  2,250,000                  AAA/Aaa       Snohomish County Public Utility District
                                             Revenue, 5.7%, 12/1/11+                                 2,451,803
  2,465,000                  AAA/Aaa       Spokane Washington Public Facilities,
                                             5.75%, 12/1/18                                          2,739,231
  3,500,000                  BBB/Baa3      Tobacco Settlement Authority Washington,
                                             6.625%, 6/1/32                                          3,916,070
  6,500,000                  AA/Aa1        Washington State General Obligation,
                                             5.75%, 9/1/08                                           6,723,404
                                                                                                  ------------
                                                                                                  $ 26,437,728
                                                                                                  ------------
                                           Wisconsin - 0.3%
  1,430,000                  AAA/Aaa       Adams-Friendship School District,
                                             6.5%, 4/1/16                                         $  1,730,672
                                                                                                  ------------
                                           TOTAL MUNICIPAL BONDS
                                           (Cost $603,272,833)                                    $639,302,706
                                                                                                  ------------

 The accompanying notes are an integral part of these financial statements.   29

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                     (continued)
--------------------------------------------------------------------------------

           Floating          S&P/Moody's
           Rate (c)          Ratings
Shares     (unaudited)       (unaudited)                                                                 Value
                                           TAX-EXEMPT MONEY MARKET MUTUAL FUND - 4.0%
 26,002,302                                Blackrock Liquidity Funds
                                             MuniFund Portfolio                                   $ 26,002,302
                                                                                                  ------------
                                           TOTAL TAX-EXEMPT MONEY MARKET
                                           MUTUAL FUND
                                           (Cost $26,002,302)                                     $ 26,002,302
                                                                                                  ------------
                                           TOTAL INVESTMENT IN SECURITIES - 101.3%
                                           (Cost $629,275,135) (a) (b)                            $665,305,008
                                                                                                  ------------
                                           OTHER ASSETS AND LIABILITIES - (1.3)%                  $ (8,255,187)
                                                                                                  ------------
                                           TOTAL NET ASSETS - 100.0%                              $657,049,821
                                                                                                  ============

* Pre-refunded bonds have been collateralized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

NR  Not rated.

+   Escrowed to maturity in U.S. Government Securities

(a) The concentration of investments by type of obligation/market sector is as follows (unaudited):

       Insured                                       38.9%
       Escrowed in U.S. Government Securities         7.4
       General Obligation                             9.0
   Revenue Bonds:
     Health Revenue                                  13.9
     Special Revenue                                  7.2
       Various Revenues                              10.1
       Pollution Control Revenue                      5.1
       Education Revenue                              2.8
       Transportation Revenue                         2.5
       Housing                                        1.8
       Power                                          0.8
       Reserves                                       0.5
                                                     ----
                                                    100.0%
                                                    =====

(b) At December 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $629,968,965 was as follows:

   Aggregate gross unrealized gain for all investments in which
   there is an excess of value over tax cost                       $36,639,177

   Aggregate gross unrealized loss for all investments in which
   there is an excess of tax cost over value                        (1,303,134)
                                                                   -----------
   Net unrealized gain                                             $35,336,043
                                                                   ===========

(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Purchase and sales of securities (excluding temporary cash investments) for the year ended December 31, 2006 aggregated $424,288,196 and $445,879,287, respectively.

30  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/06
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $629,275,135)            $665,305,008
  Receivables -
    Investment securities sold                                           145,000
    Fund shares sold                                                   2,679,587
    Interest                                                           7,350,970
  Other                                                                   30,878
                                                                   -------------
      Total assets                                                  $675,511,443
                                                                   -------------
LIABILITIES:
  Payables -
    Investment securities purchased                                 $ 10,300,750
    Fund shares repurchased                                            2,215,541
    Dividends                                                          1,344,693
  Due to bank                                                          4,426,551
  Due to affiliates                                                       82,084
  Accrued expenses                                                        92,003
                                                                   -------------
      Total liabilities                                             $ 18,461,622
                                                                   -------------
NET ASSETS:
  Paid-in capital                                                   $631,332,922
  Undistributed net investment income                                    277,072
  Accumulated net realized loss on investments                       (10,590,046)
  Net unrealized gain on investments                                  36,029,873
                                                                   -------------
      Total net assets                                              $657,049,821
                                                                   =============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $349,682,716/29,761,581 shares)                 $      11.75
                                                                   =============
  Class B (based on $17,666,730/1,516,784 shares)                   $      11.65
                                                                   =============
  Class C (based on $12,940,874/1,118,848 shares)                   $      11.57
                                                                   =============
  Class Y (based on $276,759,501/23,678,532 shares)                 $      11.69
                                                                   =============
MAXIMUM OFFERING PRICE:
  Class A ($11.75 [divided by] 95.5%)                               $      12.30
                                                                   =============

 The accompanying notes are an integral part of these financial statements.   31

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/06

INVESTMENT INCOME:
  Interest                                                                  $32,028,155
                                                                            -----------
EXPENSES:
  Management fees                                          $3,055,224
  Transfer agent fees and expenses
    Class A                                                   293,768
    Class B                                                    21,563
    Class C                                                    12,450
    Investor Class                                              7,196
    Class Y                                                     1,397
  Distribution fees
    Class A                                                   795,111
    Class B                                                   210,430
    Class C                                                   133,742
  Administrative reimbursements                               136,252
  Custodian fees                                               12,984
  Registration fees                                            55,417
  Professional fees                                            40,122
  Printing expense                                             13,274
  Fees and expenses of nonaffiliated trustees                  13,428
  Miscellaneous                                                60,192
                                                           ----------
      Total expenses                                                        $ 4,862,550
      Less fees paid indirectly                                                  (8,419)
                                                                            -----------
      Net expenses                                                          $ 4,854,131
                                                                            -----------
        Net investment income                                               $27,174,024
                                                                            -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                          $ 1,010,751
  Change in net unrealized gain on investments                                5,927,066
                                                                            -----------
    Net gain on investments                                                 $ 6,937,817
                                                                            -----------
    Net increase in net assets resulting from operations                    $34,111,841
                                                                            ===========

32  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/06 and 12/31/05, respectively

                                                            Year Ended        Year Ended
                                                             12/31/06          12/31/05
FROM OPERATIONS:
Net investment income                                    $   27,174,024     $  18,518,316
Net realized gain on investments                              1,010,751         2,735,982
Change in net unrealized gain (loss) on investments           5,927,066        (6,974,012)
                                                         --------------     -------------
    Net increase in net assets resulting
      from operations                                    $   34,111,841     $  14,280,286
                                                         --------------     -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.47 and $0.52 per share, respectively)    $  (12,940,338)    $ (13,612,600)
    Class B ($0.37 and $0.42 per share, respectively)          (681,571)         (679,179)
    Class C ($0.38 and $0.42 per share, respectively)          (447,945)         (453,812)
    Investor Class ($0.48 and $0.54 per share,
      respectively)                                            (343,022)         (442,728)
    Class Y ($0.51 and $0.55 per share, respectively)       (12,697,789)       (3,518,145)
                                                         --------------     -------------
      Total distributions to shareowners                 $  (27,110,665)    $ (18,706,464)
                                                         --------------     -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  119,982,240     $  53,456,761
Shares issued in reorganization                                       -       334,082,410
Reinvestment of distributions                                10,962,474        11,104,811
Cost of shares repurchased                                 (143,799,330)      (79,752,563)
                                                         --------------     -------------
    Net increase (decrease) in net assets resulting
      from Fund share transactions                       $  (12,854,616)    $ 318,891,419
                                                         --------------     -------------
    Net increase (decrease) in net assets                $   (5,853,440)    $ 314,465,241
NET ASSETS:
Beginning of year                                           662,903,261       348,438,020
                                                         --------------     -------------
End of year                                              $  657,049,821     $ 662,903,261
                                                         ==============     =============
Undistributed net investment income                      $      277,072     $     213,713
                                                         ==============     =============

 The accompanying notes are an integral part of these financial statements.   33

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                   '06 Shares      '06 Amount       '05 Shares      '05 Amount
CLASS A
Shares sold                         5,186,888    $  60,516,604       2,150,678    $  25,162,856
Shares issued
  in reorganization                         -                -       1,550,104       18,167,214
Reinvestment of distributions         791,333        9,202,860         845,273        9,890,066
Conversion from Investor
  class shares                        700,263        8,270,107               -                -
Less shares repurchased            (4,099,369)     (47,663,271)     (3,707,438)     (43,278,058)
                                   ----------    -------------      ----------    -------------
    Net increase                    2,579,115    $  30,326,300         838,617    $   9,942,078
                                   ==========    =============      ==========    =============
CLASS B
Shares sold                           363,813    $   4,159,710         327,516    $   3,797,852
Shares issued
  in reorganization                         -                -         462,084        5,364,798
Reinvestment of distributions          33,526          386,150          29,910          346,523
Less shares repurchased              (788,524)      (9,093,116)       (406,067)      (4,691,304)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)          (391,185)   $  (4,547,256)        413,443    $   4,817,869
                                   ==========    =============      ==========    =============
CLASS C
Shares sold                           594,551    $   6,783,020         361,019    $   4,162,021
Reinvestment of distributions          20,403          233,660          19,559          225,400
Less shares repurchased              (549,388)      (6,309,610)       (421,411)      (4,837,275)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)            65,566    $     707,070         (40,833)   $    (449,854)
                                   ==========    =============      ==========    =============
INVESTOR CLASS
Shares sold                                 -    $           -               -    $           -
Reinvestment of distributions          25,352          294,474          32,990          385,984
Conversion to Class A shares         (700,155)      (8,270,107)              -                -
Less shares repurchased               (58,922)        (685,604)       (218,014)      (2,557,231)
                                   ----------    -------------      ----------    -------------
    Net decrease                     (733,725)   $  (8,661,237)       (185,024)   $  (2,171,247)
                                   ==========    =============      ==========    =============
CLASS Y
Shares sold                         4,191,432    $  48,522,906       1,765,336    $  20,334,032
Shares issued
  in reorganization                         -                -      26,633,825      310,550,398
Reinvestment of distributions          73,020          845,330          22,280          256,838
Less shares repurchased            (6,922,861)     (80,047,729)     (2,118,344)     (24,388,695)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)        (2,658,409)   $ (30,679,493)     26,303,097    $ 306,752,573
                                   ==========    =============      ==========    =============

34  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                            12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
CLASS A
Net asset value, beginning of period                        $  11.62     $  11.67     $  11.70     $  11.61     $  11.47
                                                            --------     --------     --------     --------     --------
Increase (decrease) from investment operations:
  Net investment income                                     $   0.47     $   0.51     $   0.56     $   0.56     $   0.56
  Net realized and unrealized gain (loss) on investments        0.13        (0.04)       (0.02)        0.09         0.23
                                                            --------     --------     --------     --------     --------
    Net increase from investment operations                 $   0.60     $   0.47     $   0.54     $   0.65     $   0.79
Distributions to shareowners:
  Net investment income                                        (0.47)       (0.52)       (0.57)       (0.56)       (0.57)
  Net realized gain                                                -            -            -            -        (0.08)
                                                            --------     --------     --------     --------     --------
Net increase (decrease) in net asset value                  $   0.13     $  (0.05)    $  (0.03)    $   0.09     $   0.14
                                                            --------     --------     --------     --------     --------
Net asset value, end of period                              $  11.75     $  11.62     $  11.67     $  11.70     $  11.61
                                                            ========     ========     ========     ========     ========
Total return*                                                   5.31%        4.05%        4.75%        5.80%        7.07%
Ratio of net expenses to average net assets+                    0.86%        0.91%        0.91%        0.93%        0.93%
Ratio of net investment income to average net assets+           4.08%        4.36%        4.88%        4.88%        4.83%
Portfolio turnover rate                                           66%          26%          39%          80%         161%
Net assets, end of period (in thousands)                    $349,683     $315,855     $307,463     $326,173     $343,872
Ratios with reductions for fees paid indirectly:
  Net expenses                                                  0.86%        0.91%        0.91%        0.93%        0.92%
  Net investment income                                         4.08%        4.36%        4.88%        4.88%        4.84%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  35

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                           Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                            12/31/06    12/31/05     12/31/04     12/31/03     12/31/02
CLASS B
Net asset value, beginning of period                        $ 11.51     $ 11.57      $ 11.59      $ 11.51      $ 11.39
                                                            -------     -------      -------      -------      -------
Increase (decrease) from investment operations:
  Net investment income                                     $  0.39     $  0.41      $  0.48      $  0.46      $  0.46
  Net realized and unrealized gain (loss) on investments       0.12       (0.05)       (0.02)        0.09         0.22
                                                            -------     -------      -------      -------      -------
    Net increase from investment operations                 $  0.51     $  0.36      $  0.46      $  0.55      $  0.68
Distributions to shareowners:
  Net investment income                                       (0.37)      (0.42)       (0.48)       (0.47)       (0.48)
  Net realized gain                                               -           -            -            -        (0.08)
                                                            -------     -------      -------      -------      -------
Net increase (decrease) in net asset value                  $  0.14     $ (0.06)     $ (0.02)     $  0.08      $  0.12
                                                            -------     -------      -------      -------      -------
Net asset value, end of period                              $ 11.65     $ 11.51      $ 11.57      $ 11.59      $ 11.51
                                                            =======     =======      =======      =======      =======
Total return*                                                  4.54%       3.16%        4.07%        4.98%        6.17%
Ratio of net expenses to average net assets+                   1.62%       1.72%        1.67%        1.70%        1.69%
Ratio of net investment income to average net assets+          3.33%       3.51%        4.12%        4.10%        4.05%
Portfolio turnover rate                                          66%         26%          39%          80%         161%
Net assets, end of period (in thousands)                    $17,667     $21,962      $17,285      $20,363      $18,960
Ratios with reduction for fees paid indirectly:
  Net expenses                                                 1.62%       1.72%        1.67%        1.70%        1.69%
  Net investment income                                        3.33%       3.51%        4.12%        4.10%        4.05%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio with no reduction for fees paid indirectly.

36  The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

                                                           Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                            12/31/06    12/31/05     12/31/04     12/31/03     12/31/02
CLASS C
Net asset value, beginning of period                        $ 11.44     $ 11.49      $ 11.52      $ 11.44      $ 11.31
                                                            -------     -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.38     $  0.41      $  0.47      $  0.48      $  0.49
 Net realized and unrealized gain (loss) on investments        0.13       (0.04)       (0.02)        0.08         0.21
                                                            -------     -------      -------      -------      -------
  Net increase from investment operations                   $  0.51     $  0.37      $  0.45      $  0.56      $  0.70
Distributions to shareowners:
 Net investment income                                        (0.38)      (0.42)       (0.48)       (0.48)       (0.49)
 Net realized gain                                                -           -            -            -        (0.08)
                                                            -------     -------      -------      -------      -------
Net increase (decrease) in net asset value                  $  0.13     $ (0.05)     $ (0.03)     $  0.08      $  0.13
                                                            -------     -------      -------      -------      -------
Net asset value, end of period                              $ 11.57     $ 11.44      $ 11.49      $ 11.52      $ 11.44
                                                            =======     =======      =======      =======      =======
Total return*                                                  4.57%       3.30%        4.02%        5.04%        6.33%
Ratio of net expenses to average net assets+                   1.61%       1.64%        1.64%        1.66%        1.70%
Ratio of net investment income to average net assets+          3.33%       3.63%        4.15%        4.11%        4.03%
Portfolio turnover rate                                          66%         26%          39%          80%         161%
Net assets, end of period (in thousands)                    $12,941     $12,054      $12,577      $11,266      $ 8,673
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.61%       1.64%        1.64%        1.66%        1.70%
 Net investment income                                         3.33%       3.63%        4.15%        4.11%        4.03%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  37

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     1/1/06                   12/11/04 (b)
                                                       to        Year Ended        to
                                                  12/10/06 (c)    12/31/05      12/31/04
INVESTOR CLASS
Net asset value, beginning of period                $ 11.62       $ 11.67       $ 11.64
                                                    -------       -------       -------
Increase (decrease) from investment operations:
  Net investment income                             $  0.48       $  0.54       $  0.03
  Net realized and unrealized gain (loss)
    on investments                                     0.19         (0.05)         0.03
                                                    -------       -------       -------
    Net increase from investment operations         $  0.67       $  0.49       $  0.06
Distributions to shareowners:
  Net investment income                               (0.48)        (0.54)        (0.03)
                                                    -------       -------       -------
Net increase (decrease) in net asset value          $  0.19       $ (0.05)      $  0.03
                                                    -------       -------       -------
Net asset value, end of period                      $ 11.81       $ 11.62       $ 11.67
                                                    =======       =======       =======
Total return*                                          5.87%(a)      4.31%         0.54%(a)
Ratio of net expenses to average net assets+           0.60%**       0.65%         0.70%**
Ratio of net investment income to average
  net assets+                                          4.37%**       4.65%         4.35%**
Portfolio turnover rate                                  66%           26%           39%
Net assets, end of period (in thousands)            $ 8,270       $ 8,525       $10,720
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         0.60%**       0.65%         0.70%**
  Net investment income                                4.37%**       4.65%         4.35%**
Ratios with reduction for fees paid indirectly:
  Net expenses                                         0.60%**       0.65%         0.70%**
  Net investment income                                4.37%**       4.65%         4.35%**

(a) Not annualized.
(b) Investor class shares commenced operations December 10, 2004.
(c) On December 10, 2006, Investor Class shares converted to Class A shares.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

38  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                           Year Ended   Year Ended   Year Ended   Year Ended   2/28/02 (a) to
                                                            12/31/06     12/31/05     12/31/04     12/31/03       12/31/02


CLASS Y
Net asset value, beginning of period                        $  11.56     $  11.61     $ 11.64      $ 11.56        $ 11.65
                                                            --------     --------     -------      -------        -------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.51     $   0.54     $  0.57      $  0.62        $  0.19
 Net realized and unrealized gain (loss) on investments         0.13        (0.04)       0.01         0.07           0.02
                                                            --------     --------     -------      -------        -------
  Net increase from investment operations                   $   0.64     $   0.50     $  0.58      $  0.69        $  0.21
Distributions to shareowners:
 Net investment income                                         (0.51)       (0.55)      (0.61)       (0.61)         (0.22)
 Net realized gain                                                 -            -           -            -          (0.08)
                                                            --------     --------     -------      -------        -------
Net increase (decrease) in net asset value                  $   0.13     $  (0.05)    $ (0.03)     $  0.08        $ (0.09)
                                                            --------     --------     -------      -------        -------
Net asset value, end of period                              $  11.69     $  11.56     $ 11.61      $ 11.64        $ 11.56
                                                            ========     ========     =======      =======        ========
Total return*                                                   5.69%        4.40%       5.14%        6.21%          1.40%(b)
Ratio of net expenses to average net assets+                    0.52%        0.54%       0.55%        0.57%          0.87%**
Ratio of net investment income to average net assets+           4.42%        4.22%       5.26%        5.21%          4.95%**
Portfolio turnover rate                                           66%          26%         39%          80%           161%
Net assets, end of period (in thousands)                    $276,760     $304,507     $   393      $ 1,387        $   392
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   0.52%        0.54%       0.55%        0.57%          0.87%**
 Net investment income                                          4.42%        4.22%       5.26%        5.21%          4.95%**

(a) Class Y shares were first publicly offered on February 28, 2002. The per share amounts and ratios shown are based on the period from August 29, 2002 to December 31, 2002, during which the class had operations.

(b) Not annualized.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  39

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Tax Free Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek as high a level of current income exempt from federal income taxes, as possible consistent with the preservation of capital.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The Fund offers four classes of shares designated as Class A, Class B, Class C, and Class Y shares. As planned, on December 10, 2006, Investor Class shares were converted to Class A shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

Information regarding the Fund's principal risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. The Fund also may use the fair value of a security including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2006 there were no securities fair valued. Discount and premium on debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                               (continued)
--------------------------------------------------------------------------------

   The Fund had a net capital loss carryforward of $10,590,046, of which the following amounts will expire between 2011 and 2012 if not utilized:
   $9,003,476 in 2011 and $1,586,570 in 2012.

   The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

--------------------------------------------------------------------------------
                                    2006             2005
--------------------------------------------------------------------------------
Distributions paid from:
Taxable income                   $   667,510     $   340,727
Tax exempt income                 26,443,155      18,365,737
                                 -----------     -----------
 Total                           $27,110,665     $18,706,464
                                 ===========     ===========
--------------------------------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2006:

--------------------------------------------------------------------------------
                                            2006
--------------------------------------------------------------------------------
Undistributed tax-exempt income         $   970,902
Capital loss carryforward               (10,590,046)
Unrealized appreciation                  35,336,043
                                        -----------
 Total                                  $25,716,899
                                        ===========
--------------------------------------------------------------------------------

   The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of premium and amortization.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $34,210 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2006.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class and Class Y shares can bear different transfer agent and distribution fees.

2. Management Agreement

Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, the Fund's investment adviser manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.48% of the next $50 million; and 0.45% of the excess over $300 million. For the year ended December 31, 2006, the net management fee was equivalent to 0.47% of average net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2006, $26,676 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $45,713 in transfer agent fees payable to PIMSS at December 31, 2006.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                               (continued)
--------------------------------------------------------------------------------

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $9,695 in distribution fees payable to PFD at December 31, 2006.

In addition, redemptions of each class of shares (except class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2006, CDSCs in the amount of $64,597 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2006, the Fund's expenses were reduced by $8,419 under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended December 31, 2006, the Fund had no borrowings under this agreement.

7. Merger Information

On September 22, 2005, beneficial owners of AmSouth High Quality Municipal Bond Fund and AmSouth Tennessee Tax-Exempt Fund approved an Agreement and Plan of Reorganization that provided for the mergers listed below. These tax-free reorganizations were accomplished on September 23, 2005, by exchanging all of AmSouth High Quality Bond and AmSouth Tennessee Tax-Exempt Funds' net assets for Pioneer Tax Free Income Fund's shares, based on Pioneer Tax Free Income Fund's Class A, Class B and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

--------------------------------------------------------------------------------------------------------------------
                                                  AmSouth High
                            Pioneer Tax         Quality Municipal      AmSouth Tennessee         Pioneer Tax
                         Free Income Fund           Bond Fund           Tax-Exempt Fund       Free Income Fund
                       (Pre-Reorganization)   (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
--------------------------------------------------------------------------------------------------------------------
Net Assets
  Class A                  $304,515,531           $ 13,629,485            $ 4,537,729           $322,682,745
  Class B                  $ 17,996,461           $  3,716,801            $ 1,647,997           $ 23,361,259
  Class C                  $ 12,796,297           $          -            $         -           $ 12,796,297
  Class Y                  $    144,308           $          -            $         -           $310,694,706
  Investor Class           $  9,059,083           $          -            $         -           $  9,059,083
  Class I                  $          -           $283,062,245            $27,488,153           $          -
Total Net Assets           $344,511,680           $300,408,532            $33,673,879           $678,594,090
Shares Outstanding
  Class A                    25,986,423              1,370,337                452,162             27,536,527
  Class B                     1,549,725                374,541                164,118              2,011,809
  Class C                     1,108,661                      -                      -              1,108,661
  Class Y                        12,380                      -                      -             26,646,205
  Investor Class                773,174                      -                      -                773,174
  Class I                             -             28,444,610              2,741,709                      -
Shares Issued
  in Reorganization
  Class A                                                                                          1,550,104
  Class B                                                                                            462,084
  Class Y                                                                                         26,633,825
--------------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                               (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Unrealized       Accumulated
                            Appreciation on       Gain on
                              Closing Date      Closing Date
--------------------------------------------------------------------------------
AmSouth High Quality
 Municipal Bond Fund           $8,589,827          $902,841
AmSouth Tennessee
 Tax-Exempt Fund                  835,666            40,006
                               ----------          --------
  Total                        $9,425,493          $942,847
                               ==========          =========
--------------------------------------------------------------------------------

8. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than June 29, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Tax Free Income Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Tax Free Income Fund (the "Fund"), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Tax Free Income Fund at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ Ernst & Young LLP

Boston, Massachusetts
February 21, 2007

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and (ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and redemption activity in respect of the Fund,
(iii) the general investment outlook in the markets in which the Fund invests,
(iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department and (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five year and ten periods for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of break points in the management fees of the Fund and a peer group selected by the Independent Trustees, reasonable growth expectations for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return and yield, as well as the Fund's performance relative to the performance of both a peer group considered appropriate by the Independent Trustees for this purpose and the Lehman Brothers Municipal Bond Index. The Fund's performance, based upon total return, was in the second quintile of its Morningstar category peer group for the 12 months ended June 30, 2006, the first quintile of the peer group for the three years ended June 30, 2006, the first quintile for the five years ended June 30, 2006 and the first quintile for the ten years ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield of the Fund, before deduction of expenses, compared to the yield of the index. The Trustees, focusing on three-year total returns, concluded that the performance of the Fund was strong.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the size, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 to be in the third quintile, according to data for the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund, as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

   from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared between Fund's shareowners and the Investment Adviser in a reasonable manner as the Fund grows in size.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of soft commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Conclusion. In light of the Investment Adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund, including the fee payable thereunder, was fair and reasonable and that its renewal was in the best interests of the Fund and its shareowners. Accordingly, the Trustees voted to approve the continuation of the Management Contract for another year.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 87 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                              Positions Held    Length of Service
Name and Age                  With the Fund     and Term of Office
John F. Cogan, Jr. (80)*      Chairman of the   Trustee since 1993.
                              Board, Trustee    Serves until a
                              and President     successor trustee is
                                                elected or earlier
                                                retirement or
                                                removal.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years                   by this Trustee
John F. Cogan, Jr. (80)*      Deputy Chairman and a Director of Pioneer Global Asset        Director of ICI Mutual
                              Management S.p.A. ("PGAM"); Non-Executive Chairman            Insurance Company
                              and a Director of Pioneer Investment Management USA
                              Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                              Chairman and Director of Pioneer Institutional Asset
                              Management, Inc. (since 2006); Director of Pioneer
                              Alternative Investment Management Limited (Dublin);
                              President and a Director of Pioneer Alternative
                              Investment Management (Bermuda) Limited and
                              affiliated funds; Director of PIOGLOBAL Real Estate
                              Investment Fund (Russia) (until June 2006); Director of
                              Nano-C, Inc. (since 2003); Director of Cole Investment
                              Corporation (since 2004); Director of Fiduciary
                              Counseling, Inc.; President and Director of Pioneer
                              Funds Distributor, Inc. ("PFD") (until May 2006);
                              President of all of the Pioneer Funds; and Of Counsel,
                              Wilmer Cutler Pickering Hale and Dorr LLP (counsel to
                              PIM-USA and the Pioneer Funds)
*Mr. Cogan is an Interested Trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                              Positions Held    Length of Service
Name, Age and Address         With the Fund     and Term of Office
David R. Bock (63)            Trustee           Trustee since 2005.
3050 K. Street NW,                              Serves until a
Washington, DC 20007                            successor trustee is
                                                elected or earlier
                                                retirement or
                                                removal.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)             Trustee           Trustee since 1997.
3509 Woodbine Street,                           Serves until a
Chevy Chase, MD 20815                           successor trustee is
                                                elected or earlier
                                                retirement or
                                                removal.
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (59)     Trustee           Trustee since 1993.
1001 Sherbrooke Street West,                    Serves until a
Montreal, Quebec, Canada                        successor trustee is
H3A 1G5                                         elected or earlier
                                                retirement or
                                                removal.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name, Age and Address         Principal Occupation During Past Five Years                   by this Trustee
David R. Bock (63)            Senior Vice President and Chief Financial Officer, I-trax,    Director of The
3050 K. Street NW,            Inc. (publicly traded health care services company)           Enterprise Social
Washington, DC 20007          (2001 - present); Managing Partner, Federal City              Investment Company
                              Capital Advisors (boutique merchant bank) (2002 to            (privately-held affordable
                              2004); and Executive Vice President and Chief Financial       housing finance
                              Officer, Pedestal Inc. (internet-based mortgage trading       company); and Director
                              company) (2000 - 2002)                                        of New York Mortgage
                                                                                            Trust (publicly traded
                                                                                            mortgage REIT)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)             President, Bush International (international financial        Director of Brady
3509 Woodbine Street,         advisory firm)                                                Corporation (industrial
Chevy Chase, MD 20815                                                                       identification and
                                                                                            specialty coated
                                                                                            material products
                                                                                            manufacturer); Director
                                                                                            of Briggs & Stratton Co.
                                                                                            (engine manufacturer);
                                                                                            Director of Mortgage
                                                                                            Guaranty Insurance
                                                                                            Corporation; and
                                                                                            Director of UAL
                                                                                            Corporation (airline
                                                                                            holding company)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (59)     Founding Director, The Winthrop Group, Inc.                   None
1001 Sherbrooke Street West,  (consulting firm); and Desautels Faculty of
Montreal, Quebec, Canada      Management, McGill University
H3A 1G5
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Positions Held    Length of Service
Name, Age and Address         With the Fund     and Term of Office
Thomas J. Perna (56)          Trustee           Trustee since 2006.
89 Robbins Avenue,                              Serves until a
Berkeley Heights, NJ 07922                      successor trustee is
                                                elected or earlier
                                                retirement or
                                                removal.
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (58)      Trustee           Trustee since 1993.
200 State Street, 12th Floor,                   Serves until a
Boston, MA 021098                               successor trustee is
                                                elected or earlier
                                                retirement or
                                                removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)            Trustee           Trustee since 1993.
One North Adgers Wharf,                         Serves until a
Charleston, SC 29401                            successor trustee is
                                                elected or earlier
                                                retirement or
                                                removal.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name, Age and Address         Principal Occupation During Past Five Years                   by this Trustee
Thomas J. Perna (56)          Private investor (2004 - present); and Senior Executive       Director of Quadriserv
89 Robbins Avenue,            Vice President, The Bank of New York (financial and           Inc. (technology
Berkeley Heights, NJ 07922    securities services) (1986 - 2004)                            products for securities
                                                                                            lending industry)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (58)      President and Chief Executive Officer, Newbury, Piret &       Director of New America
200 State Street, 12th Floor, Company, Inc. (investment banking firm)                       High Income Fund, Inc.
Boston, MA 021098                                                                           (closed-end investment
                                                                                            company)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)            President, John Winthrop & Co., Inc.                          None
One North Adgers Wharf,       (private investment firm)
Charleston, SC 29401
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                              Positions Held    Length of Service
Name and Age                  With the Fund     and Term of Office
Osbert M. Hood (54)+          Executive Vice    Since 2003. Serves
                              President         at the discretion of
                                                the Board
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58)      Secretary         Since 2003. Serves
                                                at the discretion of
                                                the Board
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name and Age                   Principal Occupation During Past Five Years                  by this Officer
Osbert M. Hood (54)+           President and Chief Executive Officer, PIM-USA since         Trustee of certain
                               May 2003 (Director since January 2001; Executive             Pioneer Funds
                               Vice President and Chief Operating Officer from
                               November 2000 - May 2003); Director of PGAM since
                               June 2003; President and Director of Pioneer since
                               May 2003; President and Director of Pioneer
                               Institutional Asset Management, Inc. since
                               February 2006; Chairman and Director of Pioneer
                               Investment Management Shareholder Services, Inc.
                               ("PIMSS") since May 2003; Director of PFD since
                               May 2006; Director of Oak Ridge Investments, LLC (a
                               registered investment adviser in which PIM-USA owns
                               a minority interest) since January 2005; Director
                               of Vanderbilt Capital Advisors, LLC (an institutional
                               investment adviser wholly-owned by PIM-USA) since
                               June 2006; and Executive Vice President of all of the
                               Pioneer Funds since June 2003
+Mr. Hood resigned as EVP effective January 9, 2007
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58)      Secretary of PIM - USA; Senior Vice President -               None
                              Legal of Pioneer; Secretary/Clerk of most of PIM-
                              USA's subsidiaries; and Secretary of all of the Pioneer
                              Funds since September 2003 (Assistant Secretary from
                              November 2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Positions Held        Length of Service
Name and Age                  With the Fund         and Term of Office
Christopher J. Kelley (42)    Assistant Secretary   Since 2003. Serves
                                                    at the discretion of
                                                    the Board
------------------------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey (45)    Assistant Secretary   Since 2006. Serves
                                                    at the discretion of
                                                   the Board
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)             Treasurer             Since 2000. Serves
                                                    at the discretion of
                                                    the Board
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)          Assistant Treasurer   Since 2004. Serves
                                                    at the discretion of
                                                    the Board
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41)         Assistant Treasurer   Since 2000. Serves
                                                    at the discretion of
                                                    the Board
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (48)            Assistant Treasurer   Since 2002. Serves
                                                    at the discretion of
                                                    the Board
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years                   by this Officer
Christopher J. Kelley (42)    Vice President and Senior Counsel of Pioneer since            None
                              July 2002; Vice President and Senior Counsel of BISYS
                              Fund Services, Inc. (April 2001 to June 2002); Senior
                              Vice President and Deputy General Counsel of Funds
                              Distributor, Inc. (July 2000 to April 2001); and
                              Assistant Secretary of all of the Pioneer Funds since
                              September 2003
------------------------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey (45)    Partner, Wilmer Cutler Pickering Hale and Dorr LLP; and       None
                              Assistant Secretary of all of the Pioneer Funds since
                              July 2006.
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)             Vice President - Fund Accounting, Administration and          None
                              Controllership Services of Pioneer; and Treasurer
                              of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)          Deputy Treasurer of Pioneer since 2004; Treasurer and         None
                              Senior Vice President, CDC IXIS Asset Management
                              Services from 2002 to 2003; Assistant Treasurer and
                              Vice President, MFS Investment Management from
                              1997 to 2002; and Assistant Treasurer of all of the
                              Pioneer Funds since November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41)         Assistant Vice President - Fund Accounting,                   None
                              Administration and Controllership Services of Pioneer;
                              and Assistant Treasurer of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (48)            Fund Accounting Manager - Fund Accounting,                    None
                              Administration and Controllership Services of Pioneer;
                              and Assistant Treasurer of all of the Pioneer Funds
                              since May 2002
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pioneer Tax Free Income Fund

FUND OFFICERS

                              Positions Held       Length of Service
Name and Age                  With the Fund        and Term of Office
Katherine Kim Sullivan (33)   Assistant Treasurer  Since 2003. Serves
                                                   at the discretion of
                                                   the Board
------------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)       Chief Compliance     Since 2006. Serves
                              Officer              at the discretion of
                                                   the Board
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years                   by this Officer
Katherine Kim Sullivan (33)   Fund Administration Manager - Fund Accounting,                None
                              Administration and Controllership Services since
                              June 2003; Assistant Vice President - Mutual Fund
                              Operations of State Street Corporation from June
                              2002 to June 2003 (formerly Deutsche Bank Asset
                              Management); Pioneer Fund Accounting, Administration
                              and Controllership Services (Fund Accounting Manager
                              from August 1999 to May 2002); and Assistant
                              Treasurer of all of the Pioneer Funds since
                              September 2003
------------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)       Chief Compliance Officer of Pioneer and all of the            None
                              Pioneer Funds since March 2006; Vice President and
                              Senior Counsel of Pioneer since September 2004; and
                              Senior Vice President and Counsel, State Street
                              Research & Management Company (February 1998 to
                              September 2004)
------------------------------------------------------------------------------------------------------------------------------------
The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $26,560 in 2006 and $20,355 in 2005.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2006 and 2005.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,515 in 2006 and $6,800 in 2005.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2006 and 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $7,515 in 2006 and $6,800 in 2005.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 1, 2007

* Print the name and title of each signing officer under his or her signature.